Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Sep. 28, 2025		Dec. 29, 2024		Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits		$ 5,983		$ 6,619
Professional fees		3,819		8,028
Installation costs		15,097		6,177
Accrued legal settlements		9,153		7,700
Accrued taxes		769		769
Accrued rebates and credits		5,769		7,641
Operating lease liabilities, current		1,689		1,412
Finance lease liabilities, current		1,924		2,053
Accrued warranty, current		1,229		2,531
Accrued interest	[1]	3,640		4,523
Deferred consideration		5,700
Other accrued liabilities		4,499		8,628
Total accrued expenses and other current liabilities		$ 59,271	[2]	$ 56,081	[2]	$ 27,870

[1]	Includes related party accrued interest of $1.2 million and $2.2 million as of September 28, 2025 and December 29, 2024, respectively.
[2]	Includes accrued interest due to related parties of $1.2 million and $2.2 million as of September 28, 2025, and December 29, 2024, respectively.